Summary of Bank Loans and Acceptances - Business and Government (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Loans to business and government [Line Items]
Customers' liability under acceptances	$ 19,558	$ 19,733
Business and government [member]
Loans to business and government [Line Items]
Loans and acceptances	333,437	323,475
Allowance for loan and acceptances losses	2,791	2,739
Loans and acceptances, net of allowance	330,646	320,736
Business and government [member] | Loans at amortized cost
Loans to business and government [Line Items]
Loans at amortized cost	311,889	301,389
Business and government [member] | Customers' liability under acceptances
Loans to business and government [Line Items]
Customers' liability under acceptances	19,558	19,733
Business and government [member] | Loans at FVOCI
Loans to business and government [Line Items]
Loans at FVOCI	$ 1,990	$ 2,353